Restriction On Dividends Distibution	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Restriction On Dividends Distibution
49.	RESTRICTION ON DIVIDENDS DISTRIBUTION

a)

According to BCRA regulations, 20% of Banco Macro SA income (calculated in accordance with BCRA standards) for the year plus/less prior-year adjustments and less accumulated losses as for the prior year-end,if any, should be allocated to the legal retained earnings. Consequently, the shareholders’ meeting held on April 30, 2019 applied 3,145,849 out of unappropriated retained earnings, to increase such legal earnings reserves.

b)

Pursuant to Law No. 25,063, dividends to be distributed in cash or in kind in excess of taxable income accumulated at the end of the fiscal year immediately preceding the payment or distribution date shall be subject to a 35% income tax withholding as a single and definitive payment. For this purpose, income to be considered in each year will result from adding dividends or earnings from other corporations not computed in the calculation of those earnings in the same tax period(s) to the earnings determined under application of Income Tax Law, and deducting the tax paid for the tax period(s) in which the earnings, or the related proportional amount, being distributed were generated. This withholding shall not be applicable to earnings distributions accrue in the fiscal years beginning as of January 1, 2018.

c)

Through Communiqué “A” 6464, the BCRA establishes the general procedure to distribute earnings. According to that procedure, earnings may only be distributed if certain circumstances are met such as no records of financial assistance from the BCRA due to illiquidity or shortages in payments of minimum capital or minimum cash requirement deficiencies and not being subject to the provisions of sections 34 and 35 bis of the Financial Entities Law (sections dealing with tax payment and restructuring agreements and reorganization of the Bank), among other conditions listed in the abovementioned communiqué that must be met.

In addition, profits may only be distributed to the extent there are positive results, after deducting, on a nonaccounting basis, from retained earnings and the optional reserves for the future distribution of profits, (i) the amounts of the legal and other earnings reserves which are mandatory, (ii) all debit amounts of each one of the accounting items recognized in “Other Comprehensive Income”, (iii) income from of the revaluation of property, plant and equipment, intangible assets and investment property, (iv) the positive net difference between the amortized cost and the fair value of government debt instruments and/or monetary regulation instruments issued by the BCRA for those instruments recognized at amortized cost, (v) the adjustments identified by the Superintendency of Financial and Exchange Entities of the BCRA or by the independent external auditor and that have not been recognized in the accounting records and (vi) certain franchises granted by the BCRA. Additionally, no profit distributions shall be made out of the profit originated as a result of the first-time application of the IFRS, which profit shall be included as a special reserve, the amount of which as of December 31, 2018 is 3,475,669 and is recognized in Retained Earnings.

As of December 31, 2018, the related adjustments (not restated) to be made on unappropriated retained earnings are as follows:

i.	Legal earnings reserves 3,145,849.

ii.	Debit amounts of the accounting items recognized in “other comprehensive income” 527,241.

iii.	The positive net difference between the amortized cost and the fair value 42,680.

iv.	Profit originated as a result of the first-time application of the IFRS, included as special reserve 3,475,669.

Additionally, the maximum amount to be distributed shall not be over the minimum capital excess recalculating, exclusively for these purposes, the position in order to consider the above-mentioned adjustments, among other issues.

Finally, the Bank must verify that, after completion of the proposed profit distribution, a capital maintenance margin equal to 3.5% of risk-weighted assets is kept, apart from the minimum capital required by law, to be integrated by Tier 1(Con1) ordinary capital, net of deductible items (CDCOn1).

d)

Pursuant to CNV General Resolution No. 593, the Shareholders’ Meeting in charge of analyzing the annual Financial Statements will be required to decide on the application of the Bank’s retained earnings, such as the actual distribution of dividends, the capitalization thereof through the delivery of bonus shares, the creation of earnings reserves additional to the Legal earnings retained or a combination of any of these applications.

In compliance with the abovementioned paragraphs and according with the shareholders’ meeting held on April 30, 2019, were applied: 3,145,849 to increase the legal retained earnings, 3,475,669 to a special reserve related to the first-time application of IFRS as established by BCRA Communiqué “A” 6618 and 12,583,394 to increase other earnings reserved for future dividends distributions. Moreover, the abovementioned shareholders’ meeting approved a cash dividend distribution which is described in note 40 to these consolidated financial statements.